Schedule of changes in other reserves (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Balance		$ 3,746	$ 21,615	$ 40,418
Issuance of shares		2,861	5,054	122
Share issuance costs		200	400	100
Balance		(40,537)	3,746	21,615
Reserve for preference shares [member]
IfrsStatementLineItems [Line Items]
Balance	[1]	3,319	3,270	3,270
Issuance of shares	[1]
Share issuance costs	[1]
Other movements	[1]
Interest on equity instruments	[1]	150	198
Equity instruments payments	[1]		(149)
Capital raising costs	[1]
Equity incentives cost less shares issued	[1]
Balance	[1]	3,469	3,319	3,270
Reserve for shares pending issue [member]
IfrsStatementLineItems [Line Items]
Balance				20,466
Issuance of shares				(20,466)
Share issuance costs
Other movements
Interest on equity instruments
Equity instruments payments
Capital raising costs
Equity incentives cost less shares issued
Balance
Reserve for capital raising costs [member]
IfrsStatementLineItems [Line Items]
Balance	[2]	(9,396)	(8,950)	(8,828)
Issuance of shares	[2]
Share issuance costs	[2]			(122)
Other movements	[2]
Interest on equity instruments	[2]
Equity instruments payments	[2]
Capital raising costs	[2]	(207)	(446)
Equity incentives cost less shares issued	[2]
Balance	[2]	(9,603)	(9,396)	(8,950)
Reserve for equity incentive costs [member]
IfrsStatementLineItems [Line Items]
Balance	[3]	3,021	2,874	1,422
Issuance of shares	[3]
Share issuance costs	[3]			1,452
Other movements	[3]
Interest on equity instruments	[3]
Equity instruments payments	[3]
Capital raising costs	[3]
Equity incentives cost less shares issued	[3]	333	147
Balance	[3]	3,354	3,021	2,874
Reserve for share awards issuance [member]
IfrsStatementLineItems [Line Items]
Balance	[3]	(3,004)	(2,850)	(971)
Issuance of shares	[3]
Share issuance costs	[3]			(1,879)
Other movements	[3]
Interest on equity instruments	[3]
Equity instruments payments	[3]
Capital raising costs	[3]
Equity incentives cost less shares issued	[3]	(92)	(154)
Balance	[3]	(3,096)	(3,004)	(2,850)
Reserve for foreign exchange [member]
IfrsStatementLineItems [Line Items]
Balance		(432)	(328)	(45)
Issuance of shares
Share issuance costs
Other movements		7	(104)	(283)
Interest on equity instruments
Equity instruments payments
Capital raising costs
Equity incentives cost less shares issued
Balance		(425)	(432)	(328)
Reserve for share option [member]
IfrsStatementLineItems [Line Items]
Balance		(6,492)	(5,984)	15,314
Issuance of shares				(20,466)
Share issuance costs				(549)
Other movements		7	(104)	(283)
Interest on equity instruments		150	198
Equity instruments payments			(149)
Capital raising costs		(207)	(446)
Equity incentives cost less shares issued		241	(7)
Balance		$ (6,301)	$ (6,492)	$ (5,984)

[1]	During the year, the Company accrued $0.15 million dividends on Aevitas preference shares.
[2]	The $0.2 million of transaction costs incurred in the year ended June 30, 2024 (year ended June 30, 2023: $0.4 million; year ended June 30, 2022: $0.1 million) relate primarily to capital raises on Nasdaq.
[3]	During the year ended June 30, 2024, $0.3